Dreyfus Premier Short-Intermediate Municipal Bond Fund (the "Registrant")

-Dreyfus Short-Intermediate Municipal Bond Fund (the “Fund”)

Incorporated herein by reference is a supplement to the Fund's Class D, I and Y prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 2, 2017 (SEC Accession No. 0000810305-17-000011).